Equity settled share-based payments	12 Months Ended
Dec. 31, 2025
Equity settled share-based payments
Equity settled share-based payments

27Equity settled share-based payments

The 2020 Share Incentive Plan

The Group has adopted share-based compensation arrangements to incentivize outstanding performance. Pursuant to the 2020 Share Incentive Plan, as amended in June 2022, restricted shares, options, restricted share units or other approved awards may be granted to the Group’s employees, directors, and consultants.

As at June 30, 2022, the maximum aggregate number of shares that could be issued under the 2020 Share Incentive Plan was 92,586,048. In October 2022, 6,187,636 repurchased shares were transferred to special purpose vehicles and reserved for future grants of share awards under the 2020 Share Incentive Plan (Note 26(b)(v)).

As at June 30, 2023, December 31, 2023, December 31, 2024 and December 31, 2025, the maximum aggregate number of shares that could be issued under the 2020 Share Incentive Plan was 98,773,684.

The 2020 Share Incentive Plan will remain in effect for a period of 103 months, commencing on January 7, 2020, unless terminated earlier by the Company’s board of directors.

(a)Share awards

On August 27, 2018, the board of directors approved the grant of restricted shares of the Company to certain employees of the Group. Some of the restricted shares granted were immediately vested upon grant, while the remaining shares will vest according to individual vesting schedules ranging from two to four years from the grant date. The vesting is conditional upon employees remaining in service throughout a specified period (“Specified Service Period”) without any performance requirements.

If employees leave the Group before a qualified IPO takes place, the awarded shares will be forfeited. The forfeited shares will be repurchased by a shareholder designated by the Group at the original exercise price, and with an additional 10% per annum interest, where applicable. As such, the actual vesting period of the restricted shares is dependent on the occurrence of an IPO. The Group considered that an IPO was probable to occur and has recognized the share-based compensation expenses over the estimated actual vesting period, which is based on the estimate of when an IPO will occur or the Specified Service Period, whichever is longer.

Movements in the number of restricted shares granted to employees and the respective weighted-average grant date fair values are as follows:

Weighted-
		Weighted-	average
		average	grant date
		exercise price	fair value
	Number of	USD per	USD per
	restricted	restricted	restricted
	shares	share	share
Outstanding as of July 1, 2022	2,540,420	0.036	7.67
Vested during the year	(2,496,668)	0.036	7.67
Forfeited during the year	(43,752)	0.036	7.67

Outstanding as of June 30, 2023, December 31, 2023, December 31, 2024, and December 31, 2025	—	—	—

Total share-based payment expense calculated based on the grant date fair value and the estimated forfeiture rate recognized in the consolidated statements of profit or loss for these share awards granted to the Group’s employees were RMB613,000 for the year ended June 30, 2023.

(b)Share options

In January and September 2020, the board of directors approved the grants of share options to purchase ordinary shares of the Company to certain employees of the Group.

Each of 20% of the options granted will vest on the 1st trading day following each of the 1st, 2nd, 3rd, 4th and 5th anniversary of the grant date, respectively, on the condition that employees remain in service without any performance requirements. The options lapse on the tenth anniversary of the grant date.

The option activities during the year ended June 30, 2023, the six months ended December 31, 2023 and the years ended December 31, 2024 and 2025 are summarized as follows:

			Weighted-
		Weighted-	average
	Number of	average	grant date
	options	exercise price	fair value
		USD per share	USD per share

Outstanding at July 1, 2022	8,918,492	0.036	3.67
Exercised	(1,376,096)	0.035	3.90
Forfeited	(1,841,000)	0.036	3.33

Outstanding at June 30, 2023	5,701,396	0.036	3.72

Exercisable at June 30, 2023	2,114,496	0.036	3.36
Non-vested at June 30, 2023	3,586,900	0.036	3.94

Outstanding at July 1, 2023	5,701,396	0.036	3.72
Exercised	(427,492)	0.036	4.20
Forfeited	(104,800)	0.036	4.74

Outstanding at December 31, 2023	5,169,104	0.036	3.66

Exercisable at December 31, 2023	2,237,104	0.036	3.57
Non-vested at December 31, 2023	2,932,000	0.036	3.73

Outstanding at January 1, 2024	5,169,104	0.036	3.66
Exercised	(1,040,440)	0.036	3.82
Forfeited	(221,200)	0.036	3.95

Outstanding at December 31, 2024	3,907,464	0.036	3.61

Exercisable at December 31, 2024	2,585,464	0.036	3.54
Non-vested at December 31, 2024	1,322,000	0.036	3.73

Outstanding at January 1, 2025	3,907,464	0.036	3.61
Exercised	(837,828)	0.036	3.78
Forfeited	(71,000)	0.036	4.89

Outstanding at December 31, 2025	2,998,636	0.036	3.53

Exercisable at December 31, 2025	2,998,636	0.036	3.53
Non-vested at December 31, 2025	—	—	—

Total share-based payment expenses calculated based on the grant date fair value and the estimated forfeiture rate recognized in the consolidated statements of profit or loss for the above options granted to the Group’s employees were RMB33,306,000, RMB7,593,000,RMB5,879,000 and RMB109,000 for the year ended June 30, 2023, the six months ended December 31, 2023 and the years ended  December 31, 2024 and 2025, respectively.

(c)Restricted share units

(i)Granted during the year ended June 30, 2023

In October 2022, the board of directors approved the grant of restricted shares units (“RSUs”) to purchase 143,436 ordinary shares of the Company to an independent non-executive director of the Group at nil purchase price. The RSUs were divided into two tranches. The first tranche immediately vested on the grant date, and the remaining tranche will vest in one year from the grant date, on the condition that director remains in service without any performance conditions.

The board of directors also approved the grant of RSUs to purchase 1,333,360 ordinary shares of the Company in aggregate to certain employees of the Group at purchase price of USD0.036 per share during the year ended June 30, 2023. These RSUs were divided into three to five tranches. Certain portions of these RSUs were immediately vested on the grant date, and the remaining tranches will vest based on individual vesting schedules ranging from two to four years from the grant dates, on the condition that the employees remain in service without any performance conditions.

In addition, the board of directors approved the grant of RSUs to purchase 5,084,800 ordinary shares of the Company to an employee of the Group at purchase price of USD0.036 per share in March 2023. Each of 20% of these RSUs granted will vest on the 1st trading day following each of the 1st, 2nd, 3rd, 4th and 5th anniversary of the grant date, on the condition that the employee remains in service and has fulfilled the respective annual net profit targets for the department which the employee is in charge of in each of the calendar years of 2023, 2024, 2025, 2026 and 2027.

(ii)Granted during the six months ended December 31, 2023

In October 2023, the board of directors approved the grant of RSUs to purchase 22,472 ordinary shares of the Company to an independent non-executive director of the Group at nil purchase price. The RSUs were divided into four tranches. The first tranche immediately vested on the grant date, and the remaining tranches vested on January 15, 2024, April 15, 2024 and July 15, 2024, respectively, on the condition that director remains in service without any performance conditions.

The board of directors also approved the grant of RSUs to purchase 103,200 ordinary shares of the Company in aggregate to certain employees of the Group at purchase price of USD0.036 per share during the six months ended December 31, 2023. These RSUs were divided into three to five tranches. Each tranche will vest based on individual vesting schedules ranging from three to five years from the grant dates, on the condition that the employees remain in service without any performance conditions.

(iii)Granted during the year ended December 31, 2024

In March 2024, the board of directors approved the grant of RSUs to purchase 20,871,490 ordinary shares of the Company to certain employees of the Group at purchase price of USD0.00001 per share with the performance targets to be determined and approved. For the service condition, 10%, 10%, 15%, 20% and 45% of these RSUs will vest on the 1st trading day following each of the 1st, 2nd, 3rd, 4th and 5th anniversary of the date of grant, on the condition that the employees remain in service and have fulfilled the respective performance targets in respective calendar years of 2024, 2025, 2026, 2027 and 2028. As the Company has discretion to set the relevant performance targets, the grant dates for financial reporting purposes are not considered established until the performance targets are determined and approved.

As of December 31, 2024, the Group has determined and approved the performance targets for the calendar year of 2024 and the grant date of the first tranche of RSUs to purchase 2,087,149 ordinary shares was considered to have been established, while the grant dates of subsequent tranches of RSUs to purchase 18,784,341 ordinary shares in total were not considered to have been established because the Group has not determined and approved the performance targets. Although the grant dates for the subsequent tranches of the RSUs have not been established, the respective service periods are considered to have commenced as at December 31, 2024. As such, the Group estimated and recognized equity-settled share-based payment expenses in respect of the subsequent tranches of the RSUs based on the fair value of Company’s ordinary shares at each balance sheet date and reduced by the present value of the estimated dividends that the related employees will not be entitled to during the vesting periods. The amount of equity-settled share-based payment expenses for the subsequent tranches is being re-estimated at each balance sheet date until the grant dates are established.

In October 2024, the board of directors approved the grant of RSUs to purchase 39,300 ordinary shares of the Company to an independent non-executive director of the Group at nil purchase price. The RSUs were divided into four tranches. The first tranche immediately vested on the grant date, and the remaining tranches vested on January 15, 2025, April 15, 2025 and July 15, 2025, respectively, on the condition that director remains in service without any performance conditions.

The board of directors also approved the grant of RSUs to purchase 686,680 ordinary shares of the Company in aggregate to certain employees of the Group at purchase price of USD0.036 per share during the year ended December 31, 2024. These RSUs were divided into three to five tranches. Each tranche will vest based on individual vesting schedules ranging from three to five years from the grant dates, on the condition that the employees remain in service without any performance conditions.

(iv)	Granted during the year ended December 31, 2025

In March 2025, June 2025, September 2025 and December 2025, the board of directors approved the grant of RSUs to purchase 240,960, 45,200, 102,000 and 93,800 ordinary shares of the Company in aggregate to certain employees of the Group at purchase price of USD0.036 per share, USD0.00001 per share, USD0.00001 per share and USD0.00001 per share, respectively. These RSUs were divided into three to five tranches. Each tranche will vest on individual vesting schedules ranging from three to five years from the grant dates, on the condition that the employees remain in service without any performance conditions.

In December 2025, the board of directors approved the grant of RSUs to purchase 13,440 ordinary shares of the Company in aggregate to one employee of the Group at purchase price of USD0.036 per share. These RSUs were divided into three tranches. Each tranche will vest on the 1st trading day following March 20, 2026, each of the 1st and 2nd anniversary of March 20, 2026, respectively, on the condition that the employee remain in service without any performance conditions.

In January 2025, the board of directors approved the grant of RSUs to purchase 108,460 ordinary shares of the Company in aggregate to certain employees of the Group at purchase price of USD0.00001 per share with the performance targets to be determined and approved. For the service condition, 10%, 10%, 15%, 20% and 45% of these RSUs granted will vest on the 1st trading day following March 20, 2025, each of the 1st, 2nd, 3rd and 4th anniversary of March 20, 2025, respectively, on the condition that the employees remain in service and have fulfilled the respective performance targets in each of the calendar years of 2024, 2025, 2026, 2027 and 2028.

In March 2025, June 2025 and September 2025, the board of directors approved the grant of RSUs to purchase 534,398, 69,700 and 46,470 ordinary shares of the Company in aggregate to certain employees of the Group at purchase price of USD0.00001 per share, respectively, with the performance targets to be determined and approved. For the service condition, 11.11%, 16.67%, 22.22%, and 50% of these RSUs granted will vest on the 1st trading day following each of the 1st, 2nd, 3rd, and 4th anniversary of the grant date, respectively, on the condition that the employees remain in service and have fulfilled the respective performance targets in each of the calendar years of 2025, 2026, 2027 and 2028.

In March 2025, the board of directors approved the grant of RSUs to purchase 77,440 ordinary shares of the Company in aggregate to one employee of the Group at purchase price of USD0.00001 per share. These RSUs were one tranche and will vest on March 20, 2029, on the condition that the employee remains in service and have fulfilled the performance targets in the calendar year of 2028.

In July 2025, the board of directors approved the grant of RSUs to purchase 557,640 ordinary shares of the Company in aggregate to certain employees of the Group at purchase price of USD0.00001 per share, respectively, with the performance targets to be determined and approved. For the service condition, 11.11%, 16.67%, 22.22%, and 50% of these RSUs granted will vest on the 1st trading day following March 20, 2026, each of the 1st, 2nd and 3rd anniversary of March 20, 2026, respectively, on the condition that the employees remain in service and have fulfilled the respective performance targets in each of the calendar years of 2025, 2026, 2027 and 2028.

In July 2025, the board of directors approved the grant of RSUs to purchase 1,208,850 ordinary shares of the Company in aggregate to certain employees of the Group at purchase price of USD0.00001 per share, respectively, with the performance targets to be determined and approved. For the service condition, 20%, 20%, 20%, 20% and 20% of these RSUs granted will vest on the 1st trading day following March 20, 2026, each of the 1st, 2nd, 3rd and 4th anniversary of March 20, 2026, respectively, on the condition that the employees remain in service and have fulfilled the respective performance targets in each of the calendar years of 2025, 2026, 2027, 2028 and 2029.

In July 2025, the board of directors approved the grant of RSUs to purchase 595,050 ordinary shares of the Company in aggregate to certain employees of the Group at purchase price of USD0.00001 per share, respectively, with the performance targets to be determined and approved. For the service condition, 20%, 20%, 20%, 20% and 20% of these RSUs granted will vest on the 1st trading day following June 20, 2026, each of the 1st, 2nd, 3rd and 4th anniversary of June 20, 2026, respectively, on the condition that the employees remain in service and have fulfilled the respective performance targets in each of the calendar years of 2025, 2026, 2027, 2028 and 2029.

As the Company has discretion to set the relevant performance targets, the grant dates of these RSUs described above with performance targets are not considered established for financial reporting purpose until the performance targets are determined and approved.

As at December 31, 2025, the Group has determined and approved the performance targets for the calendar year of 2024 and the grant date of the first tranche of RSUs granted in January 2025 to purchase 10,846 ordinary shares was considered to have been established, while the grant dates of subsequent tranches of RSUs granted in January 2025 to purchase 97,614 ordinary shares in total and all tranches of the RSUs granted in March, June, July and September 2025 to purchase 3,089,548 ordinary shares in total were not considered to have been established because the Group has not determined and approved the performance targets. Although the grant dates have not been established, the respective service periods are considered to have commenced as at December 31, 2025. As such, the Group estimated and recognized equity-settled share-based payment expenses in respect of each tranche of the RSUs for which the grant dates were not considered to have been established based on the fair value of Company’s ordinary shares at each reporting date and reduced by the present value of the estimated dividends that the related employees will not be entitled to during the vesting periods. The amount of equity-settled share-based payment expenses for each tranche is being re-estimated at each reporting date until the grant dates are established.

(v)	Movements in the number of RSUs granted and the respective weighted-average grant date fair values are as follows:

			Weighted-average
		Weighted-average	grant date
	Number of	purchase price	fair value*
	RSUs	USD per RSU	USD per RSU

Outstanding as of July 1, 2023	6,165,460	0.036	4.22
Granted	125,672	0.030	5.37
Vested	(209,116)	0.024	3.55
Forfeited	(123,760)	0.036	3.16

Outstanding as of December 31, 2023	5,958,256	0.036	4.32
Granted	21,597,470	0.001	5.47
Vested	(1,279,920)	0.035	4.29
Forfeited	(1,557,522)	0.005	5.25

Outstanding as of December 31, 2024	24,718,284	0.008	5.27
Granted	3,693,408	0.002	4.39
Vested	(1,902,320)	0.008	5.53
Forfeited	(2,072,480)	0.002	4.40

Outstanding as of December 31, 2025	24,436,892	0.007	4.39

*The weighted-average grant date fair value includes those estimated for the purpose of recognizing the services from service commencement date before the grant dates have been established.

The grant date fair value of RSUs is determined with reference to the market price of the Company’s ordinary shares on date of grant and is reduced by the present value of the estimated dividends that will not be entitled during the vesting periods.

The fair value of RSUs granted during the year ended June 30, 2023, the six months ended December 31, 2023 and the years ended December 31, 2024 and 2025 was USD27,004,000 (equivalent to RMB186,116,000), USD674,000 (equivalent to RMB4,812,000), USD118,087,000 (equivalent to RMB847,747,000) and USD16,200,000 (equivalent to RMB115,902,000) in aggregate. Total compensation expenses calculated based on the grant date fair value and the estimated forfeiture rate recognized in the consolidated statements of profit or loss for aforementioned RSUs granted were RMB28,963,000, RMB38,839,000, RMB79,305,000 and RMB131,226,000 for the year ended June 30, 2023 and the six months ended December 31, 2023 and the years ended December 31, 2024 and 2025.

The 2025 Share Incentive plan of TOP TOY (the “2025 Share Incentive Plan”)

(a)	Restricted shares

On July 10, 2025, the board of directors of TOP TOY approved the 2025 Share Incentive Plan. Pursuant to the 2025 Share Incentive Plan, restricted shares or other approved awards may be granted to the Group’s employees and directors. The maximum aggregate number of shares of TOP TOY which could be issued under the 2025 Share Incentive Plan was 120,000,000.

Unless terminated earlier by the board of directors, the 2025 Share Incentive Plan will be valid and effective for a term of 10 years starting on July 10, 2025.

On the same date, 85,016,800 restricted shares of TOP TOY were granted to the directors and certain employees of the Group at a purchase price of USD0.0042 per restricted share. The restricted shares granted were subject to certain restrictions on transferability and forfeiture/repurchase conditions. 20% of the restricted shares are not subject to repurchase conditions from the grant date, while each of 20% of the remaining restricted shares will no longer be subject to repurchase conditions on the first business day in 2026, 2027, 2028 and 2029, respectively, on the condition that employees remain in service without any performance requirements (“Specified Service Period”). In addition, if employees leave the Group before an IPO of TOP TOY takes place, the awarded shares will be forfeited. The forfeited shares will be repurchased by TOP TOY at the original purchase price, and if applicable, plus 10% per annum interest. As such, the actual length of vesting period of the restricted shares is subject to an IPO condition. The Group considered that an IPO of TOP TOY is probable to incur and recognized the share-based payment expenses over the estimated actual vesting period, which is based on an estimate of when an IPO of TOP TOY will incur or the Specified Service Period, whichever is longer.

Movements in the number of restricted shares granted to employees and the weighted average grant date fair value are as follows:

		Weighted-average
		grant date
		fair value
	Number of	USD per
	restricted shares	restricted share

Outstanding as of January 1, 2025	—	—
Granted during the year	85,016,800	1.1137

Outstanding as of December 31, 2025	85,016,800	1.1137

The aggregate fair value of restricted shares at the date of grant on July 10, 2025 was USD94,682,000 (equivalent to RMB677,074,000).

The fair value of services received in return for restricted shares is measured by reference to the fair value of restricted shares granted. The estimate of the fair value of restricted shares at the grant date was determined with reference to the fair value of the equity interest of TOP TOY which has been measured using discounted cash flow method.

The key inputs used in the measurement of the fair value of the equity interest of TOP TOY at the grant date were as follows:

Inputs

Discount rate	12.8%
Perpetual growth rate	2.0%
Expected dividends	0.0%
DLOM	12.1%~13.9%
Expected volatility	42.1%-46.8%
Discount for lack of control	24.1%

Expected dividends are based on that no dividend plan is expected within the estimated actual vesting period. Changes in the subjective input assumptions could materially affect the fair value estimate.

The post-vesting restrictions on transferability have been incorporated into the fair value at grant date by applying a discount to the valuation obtained. The discounts have been determined using put option method.

Total share-based payment expense calculated based on the grant date fair value and the estimated forfeiture rate recognized in the consolidated statement of profit or loss for aforementioned share-based awards granted to the Group’s employees was RMB236,534,000 for the year ended December 31, 2025.